Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Lease expenses for operating lease	$ 85,945	$ 80,417	$ 59,590
Total royalties	55,257	$ 53,658	$ 50,535
Future minimum lease commitments related to contracts of affreightment	$ 225,900